Financial income and financial expense - Disclosure of Detailed Information about Financial Expense (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Net foreign exchange loss	SFr (5,013)	SFr 0	SFr (5,106)
Negative interest on financial assets held at amortized costs	0	(1)	0
Interest expense on leases	(18)	(24)	(34)
Other financial expenses	(15)	(13)	(15)
Finance costs	SFr (5,047)	SFr (38)	SFr (5,155)